Schedule of Non-Vested Stock Options, Activity (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 Non-Vested Stock Options [Member]	Dec. 31, 2012 Non-Vested Stock Options [Member]
Number of Options, Outstanding, Beginning of the Period	2,720,000	0	0	1,360,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.26	$ 0	$ 0	$ 0.10
Number of Options, Granted in Period	300,000	3,120,000	3,120,000	300,000
Weighted Average Grant Date Fair Value, Options Granted	$ 0.001	$ 0.10	$ 0.10	$ 0.001
Number of Options Cancelled		(400,000)	(400,000)
Weighted Average Grant Date Fair Value		$ 0.20	$ 0.10
Number of Options Vested			$ (1,360,000)	$ (830,000)
Weighted Average Grant Date Fair Value, Options Vested			$ 0.10	$ 0.08
Number of Options, Expired	(200,000)			(50,000)
Weighted Average Exercise Price, Options Expired	$ 0.20			$ 0.11
Number of Options, End of the Period	2,820,000	2,720,000		780,000
Weighted Average Exercise Price, End of the Period	$ 0.30	$ 0.26		$ 0.08